Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2015
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$252,514	$1,161	$(1,592)	$252,083
Obligations of state and political subdivisions	182,541	5,429	(9)	187,961
Mortgage-backed securities	2,272,879	8,457	(16,523)	2,264,813
Other securities	95,496	430	(497)	95,429
Total securities available for sale	$2,803,430	$15,477	$(18,621)	$2,800,286
Securities held to maturity:
Obligations of state and political subdivisions	$69,979	$2,803	$(101)	$72,681
Mortgage-backed securities	28,949	107	(776)	28,280
Total securities held to maturity	$98,928	$2,910	$(877)	$100,961

	December 31, 2014
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$317,386	$1,700	$(3,533)	$315,553
Obligations of state and political subdivisions	86,513	3,679	(2)	90,190
Mortgage-backed securities	1,741,917	16,882	(7,184)	1,751,615
Other securities	1,460	35	—	1,495
Total securities available for sale	$2,147,276	$22,296	$(10,719)	$2,158,853
Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$10,000	$88	$—	$10,088
Obligations of state and political subdivisions	77,597	3,153	(145)	80,605
Mortgage-backed securities	29,363	151	(726)	28,788
Total securities held to maturity	$116,960	$3,392	$(871)	$119,481
Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2015
	Less Than Twelve Months		Over Twelve Months		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(1,214)	$177,839	$(378)	$28,116	$(1,592)	$205,955
Obligations of state and political subdivisions	(9)	5,765	—	—	(9)	5,765
Mortgage-backed securities	(11,737)	1,279,914	(4,786)	185,215	(16,523)	1,465,129
Other securities	(488)	51,975	(9)	499	(497)	52,474
Total securities available for sale	$(13,448)	$1,515,493	$(5,173)	$213,830	$(18,621)	$1,729,323

Securities held to maturity:
Obligations of state and political subdivisions	$(9)	$1,999	$(92)	$4,162	$(101)	$6,161
Mortgage-backed securities	(45)	3,530	(731)	17,573	(776)	21,103
Total securities held to maturity	$(54)	$5,529	$(823)	$21,735	$(877)	$27,264

	December 31, 2014
	Less Than Twelve Months		Over Twelve Months		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$—	$—	$(3,533)	$240,498	$(3,533)	$240,498
Obligations of state and political subdivisions	(2)	185	—	—	(2)	185
Mortgage-backed securities	(1,189)	304,686	(5,995)	294,549	(7,184)	599,235
Total securities available for sale	$(1,191)	$304,871	$(9,528)	$535,047	$(10,719)	$839,918

Securities held to maturity:
Obligations of state and political subdivisions	$(9)	$2,287	$(136)	$8,590	$(145)	$10,877
Mortgage-backed securities	—	—	(726)	20,812	(726)	20,812
Total securities held to maturity	$(9)	$2,287	$(862)	$29,402	$(871)	$31,689

Held-to-maturity Securities
The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2015
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$252,514	$1,161	$(1,592)	$252,083
Obligations of state and political subdivisions	182,541	5,429	(9)	187,961
Mortgage-backed securities	2,272,879	8,457	(16,523)	2,264,813
Other securities	95,496	430	(497)	95,429
Total securities available for sale	$2,803,430	$15,477	$(18,621)	$2,800,286
Securities held to maturity:
Obligations of state and political subdivisions	$69,979	$2,803	$(101)	$72,681
Mortgage-backed securities	28,949	107	(776)	28,280
Total securities held to maturity	$98,928	$2,910	$(877)	$100,961

	December 31, 2014
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$317,386	$1,700	$(3,533)	$315,553
Obligations of state and political subdivisions	86,513	3,679	(2)	90,190
Mortgage-backed securities	1,741,917	16,882	(7,184)	1,751,615
Other securities	1,460	35	—	1,495
Total securities available for sale	$2,147,276	$22,296	$(10,719)	$2,158,853
Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$10,000	$88	$—	$10,088
Obligations of state and political subdivisions	77,597	3,153	(145)	80,605
Mortgage-backed securities	29,363	151	(726)	28,788
Total securities held to maturity	$116,960	$3,392	$(871)	$119,481
Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2015
	Less Than Twelve Months		Over Twelve Months		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(1,214)	$177,839	$(378)	$28,116	$(1,592)	$205,955
Obligations of state and political subdivisions	(9)	5,765	—	—	(9)	5,765
Mortgage-backed securities	(11,737)	1,279,914	(4,786)	185,215	(16,523)	1,465,129
Other securities	(488)	51,975	(9)	499	(497)	52,474
Total securities available for sale	$(13,448)	$1,515,493	$(5,173)	$213,830	$(18,621)	$1,729,323

Securities held to maturity:
Obligations of state and political subdivisions	$(9)	$1,999	$(92)	$4,162	$(101)	$6,161
Mortgage-backed securities	(45)	3,530	(731)	17,573	(776)	21,103
Total securities held to maturity	$(54)	$5,529	$(823)	$21,735	$(877)	$27,264

	December 31, 2014
	Less Than Twelve Months		Over Twelve Months		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$—	$—	$(3,533)	$240,498	$(3,533)	$240,498
Obligations of state and political subdivisions	(2)	185	—	—	(2)	185
Mortgage-backed securities	(1,189)	304,686	(5,995)	294,549	(7,184)	599,235
Total securities available for sale	$(1,191)	$304,871	$(9,528)	$535,047	$(10,719)	$839,918

Securities held to maturity:
Obligations of state and political subdivisions	$(9)	$2,287	$(136)	$8,590	$(145)	$10,877
Mortgage-backed securities	—	—	(726)	20,812	(726)	20,812
Total securities held to maturity	$(9)	$2,287	$(862)	$29,402	$(871)	$31,689

Additional Information on Securities in a Continuous Loss Position
Additional information on securities that have been in a continuous loss position for over twelve months at December 31 is presented in the following table.

(Dollars in thousands)	2015	2014
Number of securities
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	40	66
Issued by political subdivisions	2	5
Other	1	—
	43	71
Amortized Cost Basis
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	$236,800	$566,113
Issued by political subdivisions	4,253	8,727
Other	508	—
	$241,561	$574,840
Unrealized Loss
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	$5,895	$10,254
Issued by political subdivisions	92	136
Other	9	—
	$5,996	$10,390

Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity
The amortized cost and estimated fair value of investment securities by maturity at December 31, 2015 are presented in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities. Weighted average yields are calculated on the basis of the yield to maturity based on the amortized cost of each security.

	Securities Available for Sale			Securities Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	2.02%	$14,360	$14,373	3.83%	$75	$75
One through five years	1.72	318,423	318,718	3.06	13,627	13,989
After five through ten years	2.31	501,217	506,856	2.89	16,278	16,914
Over ten years	2.14	1,969,430	1,960,339	2.91	68,948	69,983
	2.12%	$2,803,430	$2,800,286	2.93%	$98,928	$100,961

Schedule of Realized Gains and Losses from Sale of Securities Classified as Available for Sale
The following is a summary of realized gains and losses from the sale of securities classified as available for sale. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

	Year Ended December 31
(Dollars in thousands)	2015	2014	2013
Realized gains	$1,834	$863	$2,387
Realized losses	(259)	(92)	(110)
	$1,575	$771	$2,277

Schedule of Securities in Other Assets on Company's Consolidated Balance Sheets
The Company accounts for the following securities at amortized cost, which approximates fair value, in “other assets” on the consolidated balance sheets at December 31:

(Dollars in thousands)	2015	2014
Federal Home Loan Bank (FHLB) stock	$16,265	$38,476
Federal Reserve Bank (FRB) stock	48,584	34,348
Other investments	1,159	1,306
	$66,008	$74,130